Earnings Per Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings Per Share
Earnings Per Share

The Company's non-vested share-based payment awards are considered participating securities and as such, the Company is required to use the two-class method for the computation of basic and diluted earnings per share. Under the two-class computation method, net losses are not allocated to participating securities unless the holder of the security has a contractual obligation to share in the losses. The non-vested share-based payment awards are not allocated losses as the awards do not have a contractual obligation to share in losses of the Company.
The following is a reconciliation of the numerators and denominators of the basic and diluted earnings per share computations for each of the years in the three-year period ended December 31, 2011:

	2011	2010	2009
BASIC AND DILUTED
Loss from continuing operations attributable to common shareholders	$(48,262)	$(35,793)	$(165,469)
Loss from discontinued operations attributable to common shareholders	(55,459)	(22,303)	(77,407)
Net loss attributable to common shareholders	$(103,721)	$(58,096)	$(242,876)
Weighted-average number of common shares outstanding	152,473,336	130,985,809	109,280,955
Loss per common share:
Loss from continuing operations	$(0.32)	$(0.27)	$(1.51)
Loss from discontinued operations	(0.36)	(0.17)	(0.71)
Net loss attributable to common shareholders	$(0.68)	$(0.44)	$(2.22)

For per common share amounts, all incremental shares are considered anti-dilutive for periods that have a loss from continuing operations attributable to common shareholders. In addition, other common share equivalents may be anti-dilutive in certain periods.

During 2011, the Company repurchased and retired an aggregate of 125,000 shares of Series C Cumulative Convertible Preferred Stock ("Series C Preferred") at a $833 discount to the historical cost basis. This discount constitutes a deemed negative dividend, offsetting other dividends, and is accretive to common shareholders. In addition, the Company repurchased and retired an aggregate of 419,126 shares of Series B Cumulative Redeemable Preferred Stock ("Series B Preferred") at a $95 premium to historical cost. This premium is treated as a deemed dividend. Accordingly, net loss was adjusted for these dividends to arrive at net loss attributable to common shareholders for 2011.

During 2009, 503,100 shares of Series C Preferred were converted into 2,955,368 common shares. The difference between the fair value of the securities transferred in excess of the fair value of the securities issuable pursuant to the original conversion terms of $6,994 constitutes a deemed dividend, even though the conversion was for equivalent fair values, and is dilutive to common shareholders. Accordingly, net loss was adjusted to arrive at net loss attributable to common shareholders for 2009.